Subsequent Events (Details) - $ / shares		9 Months Ended
	Dec. 16, 2020	Sep. 30, 2020	Oct. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Common stock, shares authorized		615,000,000		615,000,000	615,000,000
Exercise price of options		$ 0.82
Class A common stock
Subsequent Event [Line Items]
Common stock, shares authorized		110,000,000		110,000,000	110,000,000
Class B common stock
Subsequent Event [Line Items]
Common stock, shares authorized		505,000,000		505,000,000	505,000,000
Subsequent event | Class A common stock
Subsequent Event [Line Items]
Common stock, shares authorized			125,000,000
Exercise price of options	$ 17.68
Subsequent event | Class A common stock | Chief Revenue Officer
Subsequent Event [Line Items]
Number of shares issued	2,040,000
Subsequent event | Class B common stock | Chief Executive Officer
Subsequent Event [Line Items]
Number of shares issued	9,960,000